Assets Held for Sale and Other Current Asset (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Assets and Liabilities Held for Sale	As of December 31, 2019 and 2018, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

	2019				2018
	Assets	Liabilities	Net assets		Assets	Liabilities	Net assets
Kosmos’ assets in the United States	$457	14	443	$	—	—	—
Assets in the United Kingdom	229	23	206		—	—	—
White cement assets in Spain	106	—	106		—	—	—
Assets in the central region of France	—	—	—		48	16	32
Other assets held for sale	47	—	47		59	—	59

	$839	37	802	$	107	16	91